Document And Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	BioRestorative Therapies, Inc.
Entity Central Index Key	0001505497
Document Type	S-1/A
Document Period End Date	Jun. 30, 2019
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false